Shareholders' Equity (Details) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended			0 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	May 31, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	Oct. 10, 2013
Shareholders' Equity [Abstract]
Cash dividend (in dollars per share)	$ 0.05	$ 0.05
Cash dividend paid					$ 598,000
Common stock, dividend rate (in hundredths)			10.00%
Common stock dividend (in shares)			541,326
Repurchase of company stock					0	0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net compensation expenses					0	0
Contractual term					P10Y
Summary of stock option activity [Roll Forward]
Outstanding (in shares)					331,694
Exercised (in shares)					14,549
Expired/terminated (in shares)					5,275
Outstanding (in shares)					311,870	331,694
Exercisable (in shares)					311,870
Weighted Average Exercise Price [Roll Forward]
Outstanding (in dollars per share)					$ 9.20
Exercised (in dollars per share)					$ 7.77
Expired/terminated (in dollars per share)					$ 7.60
Outstanding (in dollars per share)					$ 9.29	$ 9.20
Exercisable (in dollars per share)					$ 9.29
Weighted Average Remaining Contractual Life [Abstract]
Options, Outstanding					0 years 10 months 24 days
Options, Exercisable					0 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding					704,760
Aggregate Intrinsic Value, Exercisable					704,760
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)					311,870
Weighted Average Remaining Contractual Life					0 years 10 months 24 days
Preferred Stock [Abstract]
Minimum investment of risk weighted assets (in hundredths)					1.00%
Maximum investment of risk weighted assets (in hundredths)					3.00%
Risk Weighted Assets					25,000,000,000
Perpetual preferred stock, dividend rate (in hundredths)					5.00%
Perpetual preferred stock, dividend rate after fifth anniversary (in hundredths)					9.00%
Warrants receivable by US Treasury as percentage of capital invested (in hundredths)					15.00%
Proceeds from issuance of perpetual preferred stock							16,300,000
Period of accretion of discount on issuance of preferred stock					5 years
Common stock warrants issued to US Treasury (in shares)							359,135
Proceeds from issuance of warrants							930,000
Redemption of warrants				1,700,000
Perpetual Preferred Stock, liquidation preference (in dollars per share)					$ 1,000	$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)					20,000	20,000
Discount on Perpetual Preferred Stock					0	1,948,000
Dividend on preferred stock					1,200,000	1,100,000
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Number of Perpetual Preferred Stock repurchase and retired (in shares)						16,288
Aggregate repurchase price of Perpetual Preferred Stock						14,340,000
Discount on Perpetual Preferred Stock						1,900,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Perpetual preferred stock, dividend rate (in hundredths)						6.00%
Proceeds from issuance of perpetual preferred stock						18,500,000
Perpetual Preferred Stock, liquidation preference (in dollars per share)						$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)						20,000
Gross proceeds from issuance of Perpetual Preferred Stock						$ 20,000,000
Conversion rate of convertible stock (in shares)						93.9496
Shares issued upon conversion (in shares)						1,878,992
Conversion price (in dollars per share)								$ 10.64
Preferred stock redemption premium (in hundredths)								20.00%
$ 8.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)					$ 8.10
Number of Outstanding Options (in shares)					47,753
Weighted Average Remaining Contractual Life					0 years 2 months 12 days
$ 9.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)					$ 9.45
Number of Outstanding Options (in shares)					245,598
Weighted Average Remaining Contractual Life					1 year
$ 10.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price (in dollars per share)					$ 10.26
Number of Outstanding Options (in shares)					18,519
Weighted Average Remaining Contractual Life					1 year 9 months 18 days